Share-based Compensation Plans and Shares Held in Trust - Schedule of Share Awards Under the PSP and LTIP (Details) - Share awards under PSP and LTIP - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted Average remaining contractual life (years)	1 year	1 year	1 year
A Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	29	30
Granted (in shares)	10	11
Vested (in shares)	(9)	(11)
Forfeited (in shares)	(1)	(1)
Ending balance (in shares)	29	29	30
B Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	10	12
Granted (in shares)	4	3
Vested (in shares)	(4)	(5)
Forfeited (in shares)	0	0
Ending balance (in shares)	10	10	12
A Class American Depositary Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	8	8
Granted (in shares)	3	3
Vested (in shares)	(3)	(3)
Forfeited (in shares)	0	0
Ending balance (in shares)	8	8	8